Investments in Film	12 Months Ended
Jun. 30, 2025
Investments in Film [Abstract]
INVESTMENTS IN FILM
3.	INVESTMENTS IN FILM

	As of June 30,
	2025	2024
Investments in film- current	1,077,457	$885,800
Investments in film- non current	-	535,857
Total	1,077,457	$1,421,657

The investments in film represent investments in two films, which are expected to liquidate by June 2026. The Company made impairment of $144,200 and $nil as of June 30, 2025 and 2024.